Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 509	£ 472	£ 429
Cash settled	4	5	2
Total share-based payments	513	477	431
Deferred Share Value Plan and Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	295	256	245
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 214	£ 216	£ 184